Summary of Significant Accounting Policies - Summary of Estimated Useful Live of Assets Expected Utility (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024
Point of sale furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Bottom of range [member] | Industrial buildings - other real estate properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		20 years
Bottom of range [member] | Production plant and equipment production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		10 years
Bottom of range [member] | Production plant and equipment storage, packaging and handling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Bottom of range [member] | Returnable packaging kegs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		2 years
Bottom of range [member] | Returnable packaging crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		2 years
Bottom of range [member] | Returnable packaging bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		2 years
Bottom of range [member] | Cars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Truck [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottom of range [member] | Information processing equipment (hardware) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		3 years
Top of range [member] | Industrial buildings - other real estate properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		50 years
Top of range [member] | Production plant and equipment production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		15 years
Top of range [member] | Production plant and equipment storage, packaging and handling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		7 years
Top of range [member] | Returnable packaging kegs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		10 years
Top of range [member] | Returnable packaging crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		10 years
Top of range [member] | Returnable packaging bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Top of range [member] | Cars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range [member] | Truck [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of range [member] | Information processing equipment (hardware) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		10 years